Related-party transactions (Details) - Management and selected employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Compensation selected employees	$ (7,515)	$ (8,218)	$ (11,497)
Amounts payable, related party transactions	$ (17,409)	$ (18,781)